CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net unrealized gain (loss) arising during the period, tax	₨ 128.3	₨ 38.7
Net unrealized gain (loss) arising during the period, tax	(2,559.7)	(11,425.5)	6,310.3
Reclassification adjustment for net (gain)/loss included in net income, tax	₨ 2,177.4	₨ (69.5)	₨ 10.0